Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial commitments by maturity [Table Text Block]
March 31, 2022	Less than 3 months	3 to 12 months	One to five years
Line of credit (Note 1)	$5,766,379	$-	$-
Accounts payable and accrued liabilities	1,734,225	-	-
Lease liabilities	30,605	91,815	-
Other liabilities	2,142	6,425	34,265
	$7,533,351	$98,240	$34,265

Disclosure of foreign currency risk [Table Text Block]
Cash	$762,259
Accounts Receivable	$80,843
Lease Finance Receivable	$96,673
Accounts Payable and Accrued Liabilities	$(437,858)